Fair Value Measurement - Summary of Measured on Recurring Basis Unobservable Input Reconciliation (Details) - Business Combination Contingent Consideration Liability [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value, Beginning Balance	$ 11,439	$ 0	$ 2,319
Included in earnings	(1,120)	1,055	1,181
Included in other comprehensive loss	0	0	0
Issuances	1,295	11,737	0
Payments	(2,984)	(1,353)	(3,500)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Fair Value, Ending Balance	$ 8,630	$ 11,439	$ 0